EML-Q3

Quarterly Report
July 31, 2025
MFS®  Emerging Markets Debt Local Currency Fund

Portfolio of Investments
7/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer		Shares/Par	Value ($)
Bonds – 92.0%
Albania – 0.3%
Republic of Albania, 4.75%, 2/14/2035 (n)	EUR	1,147,000	$1,316,247
Brazil – 5.7%
Federative Republic of Brazil, 10%, 1/01/2027	BRL	102,553,000	$17,376,461
Federative Republic of Brazil, 10%, 1/01/2031		60,936,000	9,379,525
			$26,755,986
Chile – 3.2%
AES Andes S.A., 6.25%, 3/14/2032 (n)		$1,064,000	$1,081,680
Republic of Chile, 5%, 10/01/2028 (n)	CLP	7,665,000,000	7,997,493
Republic of Chile, 5.8%, 10/01/2029 (n)		4,030,000,000	4,213,836
Republic of Chile, 4.7%, 9/01/2030		1,820,000,000	1,812,499
			$15,105,508
China – 6.1%
China Development Bank, 2.26%, 7/19/2034	CNY	77,310,000	$11,120,214
People's Republic of China, 2.88%, 2/25/2033		104,730,000	15,779,283
People's Republic of China, 3.19%, 4/15/2053		10,310,000	1,787,223
			$28,686,720
Colombia – 5.2%
Empresas Publicas de Medellin E.S.P. (Republic of Colombia), 8.375%, 11/08/2027 (n)	COP	4,009,000,000	$882,207
Republic of Colombia, 11%, 8/22/2029		66,735,600,000	16,089,603
Republic of Colombia, 7%, 3/26/2031		13,078,400,000	2,555,102
Republic of Colombia, “B”, 7.75%, 9/18/2030		25,370,400,000	5,316,274
			$24,843,186
Czech Republic – 4.2%
Czech Republic, 1.75%, 6/23/2032	CZK	115,790,000	$4,628,976
Czech Republic, 4.5%, 11/11/2032		107,000,000	5,064,612
Czech Republic, 2%, 10/13/2033		200,360,000	7,870,369
Czechoslovak Group A.S., 6.5%, 1/10/2031 (n)		$1,050,000	1,063,231
EPH Financing International A.S., 6.651%, 11/13/2028	EUR	1,161,000	1,448,594
			$20,075,782
Egypt – 0.5%
Arab Republic of Egypt, 0%, 8/26/2025	EGP	68,525,000	$1,382,200
Arab Republic of Egypt, 0%, 10/14/2025		55,475,000	1,077,546
			$2,459,746
Guatemala – 0.2%
Central American Bottling Corp., 5.25%, 4/27/2029 (n)		$626,000	$608,164
Central American Bottling Corp., 5.25%, 4/27/2029		550,000	534,329
			$1,142,493
Hungary – 2.3%
Republic of Hungary, 4.5%, 3/23/2028	HUF	2,253,170,000	$6,126,215
Republic of Hungary, 3%, 8/21/2030		1,878,930,000	4,565,329
			$10,691,544
India – 5.2%
Muthoot Finance Ltd., 7.125%, 2/14/2028 (n)		$1,515,000	$1,550,259
Republic of India, 6.79%, 12/30/2031	INR	267,800,000	3,135,160
Republic of India, 7.18%, 7/24/2037		953,990,000	11,367,317
Republic of India, 7.23%, 4/15/2039		715,550,000	8,535,137
			$24,587,873

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Indonesia – 9.6%
Republic of Indonesia, 6.375%, 8/15/2028	IDR	70,547,000,000	$4,332,594
Republic of Indonesia, 6.5%, 7/15/2030		112,045,000,000	6,904,505
Republic of Indonesia, 7%, 9/15/2030		108,468,000,000	6,801,517
Republic of Indonesia, 6.375%, 4/15/2032		105,726,000,000	6,396,720
Republic of Indonesia, 6.75%, 7/15/2035		177,025,000,000	10,891,637
Republic of Indonesia, 6.5%, 4/15/2036		8,244,000,000	498,297
Republic of Indonesia, 8.375%, 4/15/2039		124,811,000,000	8,582,920
Republic of Indonesia, 7.125%, 8/15/2040		14,000,000,000	871,165
			$45,279,355
Jamaica – 0.4%
Government of Jamaica, 9.625%, 11/03/2030	JMD	320,500,000	$2,073,060
Kazakhstan – 0.4%
Baiterek National Managing Holding JSC (Republic of Kazakhstan), 5.45%, 5/08/2028 (n)		$1,647,000	$1,660,818
Malaysia – 5.0%
Federation of Malaysia, 3.582%, 7/15/2032	MYR	63,133,000	$15,004,634
Federation of Malaysia, 4.065%, 6/15/2050		30,787,000	7,352,066
PETRONAS Capital Ltd. (Federation of Malaysia), 5.34%, 4/03/2035 (n)		$1,157,000	1,174,670
			$23,531,370
Mexico – 9.2%
America Movil S.A.B. de C.V., 10.125%, 1/22/2029	MXN	33,690,000	$1,833,532
Coca-Cola Femsa S.A.B. de C.V., 5.1%, 5/06/2035		$1,113,000	1,106,133
Eagle Funding LuxCo. S.à r.l. (United Mexican States), 5.5%, 8/17/2030 (z)		895,000	899,027
Petroleos Mexicanos, 7.47%, 11/12/2026	MXN	10,559,900	537,601
Red de Carreteras de Occidente SAPIB de C.V., 9%, 6/10/2028 (n)		5,597,400	294,936
United Mexican States, 8.5%, 5/31/2029		129,800,000	6,843,862
United Mexican States, 7.75%, 5/29/2031		178,600,000	8,981,691
United Mexican States, 7.5%, 5/26/2033		86,400,000	4,159,245
United Mexican States, 7.75%, 11/23/2034		394,300,000	18,925,773
			$43,581,800
Nigeria – 0.5%
Federal Republic of Nigeria, 0%, 1/06/2026	NGN	2,284,045,000	$1,339,819
Federal Republic of Nigeria, 0%, 1/20/2026		1,800,000,000	1,049,762
			$2,389,581
Paraguay – 0.2%
Republic of Paraguay, 8.5%, 3/04/2035 (n)	PYG	7,712,000,000	$997,463
Peru – 3.3%
Corporacion Financiera de Desarrollo S.A. (Republic of Peru), 5.5%, 5/06/2030 (n)		$996,000	$1,006,857
Kallpa Generacion S.A., 5.875%, 1/30/2032 (n)		896,000	917,863
Republic of Peru, 6.95%, 8/12/2031	PEN	20,316,000	6,210,082
Republic of Peru, 7.3%, 8/12/2033		7,482,000	2,271,017
Republic of Peru, 6.85%, 8/12/2035		15,925,000	4,550,805
San Miguel Industrias PET S.A., 3.75%, 8/02/2028 (n)		$945,000	894,650
			$15,851,274
Philippines – 2.3%
Republic of Philippines, 6.875%, 1/10/2029	PHP	160,830,000	$2,839,706
Republic of Philippines, 6.375%, 7/27/2030		42,500,000	741,459
Republic of Philippines, 6.125%, 1/18/2031		147,000,000	2,528,588
Republic of Philippines, 8%, 7/19/2031		244,410,000	4,589,453
			$10,699,206

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Poland – 4.8%
Republic of Poland, 4.5%, 7/25/2030	PLN	17,050,000	$4,474,921
Republic of Poland, 1.25%, 10/25/2030		30,559,000	6,820,762
Republic of Poland, 1.75%, 4/25/2032		41,824,000	9,016,193
Republic of Poland, 5%, 10/25/2034		8,650,000	2,246,469
			$22,558,345
Romania – 5.5%
Republic of Romania, 8.75%, 10/30/2028	RON	37,160,000	$8,673,045
Republic of Romania, 8%, 4/29/2030		34,900,000	8,036,639
Republic of Romania, 5.75%, 9/16/2030 (n)		$1,610,000	1,617,205
Republic of Romania, 7.5%, 7/27/2033	RON	14,375,000	3,253,386
Republic of Romania, 7.1%, 7/31/2034		20,470,000	4,567,521
			$26,147,796
South Africa – 7.3%
Eskom Holdings SOC Ltd. (Republic of South Africa), 7.85%, 4/02/2026	ZAR	36,000,000	$1,964,214
Republic of South Africa, 8.25%, 3/31/2032		210,681,000	11,202,337
Republic of South Africa, 8.875%, 2/28/2035		392,086,000	20,523,589
Transnet SOC Ltd. (Republic of South Africa), 13.5%, 4/18/2028		14,800,000	852,481
			$34,542,621
Supranational – 3.0%
Asian Infrastructure Investment Bank, 7%, 1/23/2032	INR	94,400,000	$1,079,057
Asian Infrastructure Investment Bank, 6.65%, 6/30/2033		339,800,000	3,852,436
European Bank for Reconstruction and Development, 6.875%, 7/30/2031		296,200,000	3,422,579
European Bank for Reconstruction and Development, 6.75%, 1/13/2032		94,000,000	1,078,108
European Investment Bank, 7.4%, 10/23/2033		298,200,000	3,562,375
International Bank for Reconstruction and Development, 0%, 5/29/2035	ZAR	59,140,000	1,393,565
			$14,388,120
Thailand – 5.9%
Kingdom of Thailand, 3.775%, 6/25/2032	THB	254,937,000	$8,984,070
Kingdom of Thailand, 3.3%, 6/17/2038		267,281,000	9,648,915
Kingdom of Thailand, 3.45%, 6/17/2043		111,146,000	4,121,609
Kingdom of Thailand, 2.98%, 6/17/2045		142,127,000	4,994,684
			$27,749,278
Turkey – 0.5%
Republic of Turkey, 26.2%, 10/05/2033	TRY	112,756,000	$2,543,546
Uruguay – 0.9%
Oriental Republic of Uruguay, 8.5%, 3/15/2028	UYU	172,449,000	$4,293,313
Uzbekistan – 0.3%
Navoi Mining & Metallurgical Co. (Republic of Uzbekistan), 6.7%, 10/17/2028 (n)		$785,000	$802,853
Navoi Mining & Metallurgical Co. (Republic of Uzbekistan), 6.95%, 10/17/2031 (n)		651,000	671,382
			$1,474,235
Total Bonds			$435,426,266
Mutual Funds (h) – 5.6%
Money Market Funds – 5.6%
MFS Institutional Money Market Portfolio, 4.35% (v)		26,818,976	$26,818,976

Other Assets, Less Liabilities – 2.4%			11,207,680
Net Assets – 100.0%			$473,452,922

Portfolio of Investments (unaudited) – continued
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $26,818,976 and
$435,426,266, respectively.

(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $28,751,814, representing 6.1% of net assets.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(z)
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Eagle Funding LuxCo. S.à r.l. (United Mexican States), 5.5%, 8/17/2030	7/28/2025	$892,745	$899,028
% of Net assets			0.2%

The following abbreviations are used in this report and are defined:
BUBOR	Budapest Interbank Offered Rate
BZDIOVRA	Brazil Interbank Deposit Rate
KLIBOR	Kuala Lumpur Interbank Offered Rate
MIBOR	Mumbai Inter-Bank Offer Rate
SHIBOR	China Shanghai Interbank Offered Rate
THOR	Thai Overnight Repurchase Rate
TIIE	Interbank Equilibrium Interest Rate
WIBOR	Warsaw Interbank Offered Rate

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egypt Pound
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JMD	Jamaican Dollar
KRW	South Korean Won
KZT	Kazakhstani Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
THB	Thai Baht
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 7/31/25
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
BRL	18,568,000	USD	3,194,495	Citibank N.A.	9/02/2025	$96,270
BRL	7,239,878	USD	1,235,822	Deutsche Bank AG	9/02/2025	47,285
CNH	63,488,000	USD	8,761,153	Merrill Lynch International	8/07/2025	45,641
CNH	3,378,206	USD	471,082	State Street Corp.	10/17/2025	64
IDR	23,038,541,471	USD	1,384,203	Barclays Bank PLC	8/05/2025	15,859
IDR	197,840,381,843	USD	11,747,544	Goldman Sachs International	8/05/2025	275,307
IDR	12,352,863,992	USD	745,334	JPMorgan Chase Bank N.A.	8/05/2025	5,355
INR	308,637,000	USD	3,513,761	Citibank N.A.	8/07/2025	8,853
INR	48,244,411	USD	548,449	JPMorgan Chase Bank N.A.	10/31/2025	41
TRY	250,530,234	USD	5,719,153	Goldman Sachs International	10/17/2025	62,527
TRY	92,164,831	USD	2,103,248	Merrill Lynch International	10/17/2025	23,712
USD	354,345	BRL	1,996,650	Barclays Bank PLC	9/02/2025	483
USD	4,959,747	BRL	27,427,650	JPMorgan Chase Bank N.A.	9/02/2025	98,807
USD	3,078,107	CAD	4,185,497	Citibank N.A.	10/17/2025	46,071
USD	99,242	CAD	134,568	JPMorgan Chase Bank N.A.	10/17/2025	1,759
USD	1,641,042	CAD	2,242,139	Merrill Lynch International	10/17/2025	16,803
USD	7,339,950	CLP	6,976,253,982	Barclays Bank PLC	10/10/2025	166,898
USD	1,642,087	CLP	1,557,655,123	Citibank N.A.	10/10/2025	40,491
USD	11,735,876	COP	47,592,499,124	Goldman Sachs International	10/09/2025	445,047
USD	435,202	CZK	9,345,346	UBS AG	10/17/2025	437
USD	2,557,737	EUR	2,173,601	Goldman Sachs International	10/17/2025	65,086
USD	5,158,749	EUR	4,403,183	HSBC Bank	10/17/2025	109,247
USD	4,841,435	EUR	4,133,563	JPMorgan Chase Bank N.A.	10/17/2025	101,129
USD	1,193,430	EUR	1,034,814	Merrill Lynch International	10/17/2025	6,722
USD	2,392,175	EUR	2,062,915	Morgan Stanley Capital Services LLC	10/17/2025	26,457
USD	344,372	HUF	118,649,634	State Street Corp.	10/17/2025	7,115
USD	6,823,406	IDR	111,852,002,717	Barclays Bank PLC	8/05/2025	26,109
USD	339,083	IDR	5,555,922,716	Citibank N.A.	8/05/2025	1,447
USD	3,729,969	IDR	60,624,251,714	Goldman Sachs International	8/05/2025	45,806
USD	507,710	IDR	8,361,988,000	Goldman Sachs International	10/31/2025	685
USD	5,024,463	IDR	82,190,160,000	JPMorgan Chase Bank N.A.	8/05/2025	29,729
USD	15,690,171	INR	1,363,547,415	Barclays Bank PLC	8/07/2025	127,383
USD	6,538,563	INR	564,004,485	Citibank N.A.	8/07/2025	101,323
USD	463,066	INR	40,087,588	Deutsche Bank AG	8/07/2025	5,528
USD	1,136,836	INR	97,752,000	Goldman Sachs International	8/07/2025	21,148
USD	627,086	INR	53,930,000	JPMorgan Chase Bank N.A.	8/07/2025	11,558
USD	3,091,382	INR	268,706,000	Morgan Stanley Capital Services LLC	8/07/2025	24,518
USD	1,103,998	KZT	587,878,686	Goldman Sachs International	8/14/2025	20,397
USD	10,491,101	PHP	595,642,746	Barclays Bank PLC	10/07/2025	296,344
USD	785,517	PHP	44,582,000	Goldman Sachs International	10/07/2025	22,471
USD	4,805,321	PLN	17,425,426	State Street Corp.	10/17/2025	160,776
USD	3,565,822	RON	15,594,830	Deutsche Bank AG	10/17/2025	73,778
USD	2,381,463	RON	10,390,653	Goldman Sachs International	10/17/2025	54,754
USD	10,145,339	THB	328,414,685	Barclays Bank PLC	10/17/2025	226,209
USD	14,186	ZAR	254,407	Citibank N.A.	10/17/2025	291
USD	1,205,622	ZAR	21,741,009	Goldman Sachs International	10/17/2025	18,205
USD	343,451	ZAR	6,244,771	Morgan Stanley Capital Services LLC	10/17/2025	2,384
						$2,984,309
Liability Derivatives
BRL	31,487,000	USD	5,690,250	Barclays Bank PLC	9/02/2025	$(109,881)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
BRL	29,684,126	USD	5,307,901	Citibank N.A.	9/02/2025	$(47,051)
BRL	10,792,295	USD	1,960,560	Morgan Stanley Capital Services LLC	9/02/2025	(47,866)
CNH	42,492,325	USD	5,953,149	Barclays Bank PLC	10/17/2025	(26,891)
COP	7,394,688,000	USD	1,764,842	Goldman Sachs International	10/09/2025	(10,529)
CZK	167,502,873	USD	7,909,503	Merrill Lynch International	10/17/2025	(116,933)
HUF	863,245,621	USD	2,538,870	State Street Corp.	10/17/2025	(85,126)
IDR	111,852,002,717	USD	6,803,484	Barclays Bank PLC	10/31/2025	(21,386)
IDR	7,628,887,618	USD	470,440	Deutsche Bank AG	8/05/2025	(6,829)
IDR	19,361,662,223	USD	1,190,931	Morgan Stanley Capital Services LLC	8/05/2025	(14,315)
INR	777,562,958	USD	9,052,869	Barclays Bank PLC	8/07/2025	(178,189)
INR	907,362,212	USD	10,320,234	Barclays Bank PLC	10/31/2025	(4,454)
INR	1,280,578,396	USD	14,767,391	Citibank N.A.	8/07/2025	(151,567)
INR	254,856,000	USD	2,980,766	Deutsche Bank AG	8/07/2025	(71,980)
INR	72,711,071	USD	854,008	Goldman Sachs International	8/07/2025	(24,123)
INR	100,395,065	USD	1,167,634	Morgan Stanley Capital Services LLC	8/07/2025	(21,779)
KRW	3,185,953,098	USD	2,318,558	Barclays Bank PLC	10/21/2025	(11,110)
KZT	587,878,686	USD	1,119,769	Goldman Sachs International	8/14/2025	(36,169)
MXN	124,822,640	USD	6,582,753	JPMorgan Chase Bank N.A.	10/17/2025	(18,324)
MXN	73,582,717	USD	3,907,162	State Street Corp.	10/17/2025	(37,444)
MYR	106,122,637	USD	25,061,995	Barclays Bank PLC	10/10/2025	(114,329)
PEN	2,887,733	USD	807,825	Barclays Bank PLC	10/21/2025	(5,800)
PHP	19,191,922	USD	337,690	Goldman Sachs International	10/07/2025	(9,209)
PLN	20,451,496	USD	5,602,404	Barclays Bank PLC	10/17/2025	(151,295)
PLN	9,072,527	USD	2,439,237	Goldman Sachs International	10/17/2025	(21,061)
PLN	40,956,912	USD	11,214,773	State Street Corp.	10/17/2025	(298,183)
RON	5,093,758	USD	1,142,503	Goldman Sachs International	10/17/2025	(1,892)
RSD	8,808,156	USD	88,178	BNP Paribas	10/17/2025	(2,395)
RSD	369,847,808	USD	3,668,943	Citibank N.A.	10/17/2025	(66,976)
THB	781,620,341	USD	24,147,835	JPMorgan Chase Bank N.A.	10/17/2025	(540,504)
ZAR	4,983,267	USD	274,133	Morgan Stanley Capital Services LLC	10/17/2025	(1,964)
USD	5,432,880	BRL	31,377,057	Citibank N.A.	9/02/2025	(128,004)
USD	349,340	CLP	342,028,100	Barclays Bank PLC	10/10/2025	(2,337)
USD	412,238	CLP	404,099,869	Deutsche Bank AG	10/10/2025	(3,262)
USD	5,854,865	CNH	42,764,516	Goldman Sachs International	8/07/2025	(77,253)
USD	282,730	IDR	4,681,364,587	Morgan Stanley Capital Services LLC	10/31/2025	(1,122)
USD	4,594,848	INR	406,713,000	Deutsche Bank AG	8/07/2025	(47,152)
USD	408,573	MXN	7,772,741	Morgan Stanley Capital Services LLC	10/17/2025	(196)
						$(2,514,880)

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Euro-Bobl 5 yr	Short	EUR	11	$1,472,114	September – 2025	$10,519
Euro-Bund 10 yr	Short	EUR	9	1,332,123	September – 2025	14,563
						$25,082
Liability Derivatives
Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Short	USD	64	$7,237,000	September – 2025	$(5,564)

Portfolio of Investments (unaudited) – continued
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
1/02/29	BRL	14,000,000	centrally cleared	14.4668% / At Maturity	Daily BZDIOVRA / At Maturity	$48,559	$—	$48,559
1/02/31	BRL	12,000,000	centrally cleared	14.2745% / At Maturity	Daily BZDIOVRA / At Maturity	36,163	—	36,163
1/02/31	BRL	36,492,000	centrally cleared	14.0193% / At Maturity	Daily BZDIOVRA / At Maturity	66,825	—	66,825
1/02/31	BRL	20,172,000	centrally cleared	13.75% / At Maturity	Daily BZDIOVRA / At Maturity	25,855	3,678	29,533
6/18/30	INR	491,000,000	centrally cleared	5.94275 / Semi-annually	MIBOR / Semi-annually	57,837	—	57,837
3/21/29	MXN	95,700,000	centrally cleared	8.593% / 28 Days	28 day TIIE / 28 days	64,374	—	64,374
12/17/31	PLN	7,250,000	centrally cleared	5.1952% / Annually	WIBOR / Semi-annually	74,251	—	74,251
						$373,864	$3,678	$377,542
Liability Derivatives
Interest Rate Swaps
1/02/29	BRL	10,545,000	centrally cleared	11.12% / At Maturity	Daily BZDIOVRA / At Maturity	$(108,976)	$—	$(108,976)
12/18/30	CNY	103,627,000	centrally cleared	1.50652% / Quarterly	SHIBOR / Quarterly	(41,390)	(2,434)	(43,824)
12/20/33	HUF	2,205,927,000	centrally cleared	6.05% / Annually	BUBOR / Semi-annually	(200,031)	—	(200,031)
12/20/33	HUF	1,000,000,000	centrally cleared	6.1747% / Annually	BUBOR / Semi-annually	(78,466)	—	(78,466)
12/17/31	PLN	21,083,000	centrally cleared	3.86% / Annually	WIBOR / Semi-annually	(88,551)	(7,457)	(96,008)
9/18/30	THB	324,751,000	centrally cleared	1.263% / Quarterly	THOR / Quarterly	(11,385)	(7,589)	(18,974)
						$(528,799)	$(17,480)	$(546,279)

Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
3/18/31	MYR	42,054,000	Merrill Lynch International	3.2735% / Quarterly	3-Month KLIBOR / Quarterly	$61,406	$—	$61,406
At July 31, 2025, the fund had cash collateral of $2,208,240 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of July 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Non - U.S. Sovereign Debt	$—	$423,210,689	$—	$423,210,689
Foreign Bonds	—	12,215,577	—	12,215,577
Investment Companies	26,818,976	—	—	26,818,976
Total	$26,818,976	$435,426,266	$—	$462,245,242
Other Financial Instruments
Futures Contracts – Assets	$25,082	$—	$—	$25,082
Futures Contracts – Liabilities	(5,564)	—	—	(5,564)
Forward Foreign Currency Exchange Contracts – Assets	—	2,984,309	—	2,984,309
Forward Foreign Currency Exchange Contracts – Liabilities	—	(2,514,880)	—	(2,514,880)
Swap Agreements – Assets	—	438,948	—	438,948
Swap Agreements – Liabilities	—	(546,279)	—	(546,279)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended July 31, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$28,662,984	$204,601,349	$206,441,305	$(3,298)	$(754)	$26,818,976

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$612,316	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2025, are as follows:
Mexico	10.4%
Indonesia	9.7%
China	9.1%
Thailand	8.0%
Brazil	7.6%
South Africa	7.5%
Malaysia	7.1%
India	6.4%
United States	(7.9)%
Other Countries	42.1%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.